DEBT - Outstanding (Details) (USD $)	Dec. 26, 2014		Dec. 27, 2013		Sep. 07, 2012
Term Loan Facility | Secured Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 346,599,000	[1],[2]	$ 0	[1],[2]
OpCo Notes
Debt Instrument [Line Items]
Unamortized fair value premium on debt					22,500,000
Successor
Debt Instrument [Line Items]
Total debt	785,599,000		798,347,000
Less: Current portion	83,500,000		0
Long-term debt, net of current portion	702,099,000		798,347,000
Successor | ABL Facility | Line of Credit
Debt Instrument [Line Items]
Total debt	74,000,000		115,000,000
Successor | OpCo Notes
Debt Instrument [Line Items]
Total debt	0	[1],[3]	318,347,000	[1],[3]
Unamortized fair value premium on debt			18,300,000
Successor | HoldCo Notes
Debt Instrument [Line Items]
Total debt	$ 365,000,000		$ 365,000,000

[1]	In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharged its remaining obligations thereunder.
[2]	As of December 26, 2014, the carrying amount of the Term Loan Facility included an unamortized original issue discount of $0.8 million.
[3]	As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger.